Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Maximum Amounts of Possible Financial Loss Due to Credit Risk
(a)	Maximum amounts of possible financial loss to the Group due to credit risk as of December 31, 2017 and 2018 are as follows:

	(In millions of yen)

	December 31, 2017	December 31, 2018
	Book value	Book value
Demand deposits(1)(2)	123,593	256,965
Time deposits(1)(2)	12,002	11,507
Loan receivables(2)	206	593
Guarantee deposits(1)(2)(3)	726	976
Trade and other receivables(2)(4)	42,892	37,644
Japanese government bonds(1)(2)(3)	280	280
Corporate bonds and other debt instruments(1)(2)	8,835	18,005
Office security deposits(1)(2)(5)	5,904	9,162

Total	194,438	335,132

(1)	None of these assets were past due or impaired as of December 31, 2017.
(2)

For receivables, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group regularly performs credit assessments on customers and counterparties considering their financial position and historical data in order to manage the credit risk. The Group established an allowance for impairment that represents its estimate of incurred losses in respect of the financial assets set out in the above table as of December 31, 2017. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical experience for similar assets.

The Group recorded provisions for estimated credit risk in respect of the financial assets set out in the above table as of December 31, 2018. The methodology used for estimating the expected credit loss differs depending on whether there have been significant increase in credit risk since initial recognition per financial assets or per assets group. The Group measures the financial assets measured at amortized cost without any significant increase in credit risk at the amount equal to twelve-month expected credit losses. For the financial assets measured at amortized cost with a significant increase in credit risk, the Group measures at the amount equal to the lifetime expected credit losses considering all reasonable and supportable information, including that which is forward-looking. The Group uses the probability that a default occurs calculated based on the historical default data of the corporate bond ratings in Japan to measure twelve-month expected credit losses and the lifetime expected credit losses.

For the trade receivables, the Group applied the simplified approach permitted by IFRS 9 that estimates the lifetime expected credit losses since the initial recognition. The expected credit risk of trade receivables are measured using the probability that a default occurs calculated based on the Group’s historical experiences on cash collection from trade receivables. When there have been significant increases in credit risk, the Group measures the expected credit risk considering all reasonable and supportable information.

(3)	Refer to Note 15 Financial Assets and Financial Liabilities for details of the financial instruments being deposited under the Japanese Payment Services Act.
(4)

The Group identifies concentrations of credit risk when a limited number of the Group’s counterparties that have similar characteristics or business activities, and thus are affected similarly by changes in economic or other conditions, account for a large portion of the entire trade and other receivables. The Group had significant concentrations of credit risk with two payment processing service providers, representing 30.5% and 23.6% of trade and other receivables as of December 31, 2017 and 2018, respectively.

(5)	The amount mainly consists of the office security deposits paid for the Group’s office lease agreements.

Summary of Loss Allowance for Trade and Other Receivables

Loss allowance for trade and other receivables as of December 31, 2018 are calculated as follows:

	(In millions of yen)
	December 31, 2018
	Current	Within six months past due	Over six months past due	Over twelve months past due	Total
Expected credit loss rate(1)	0.0%	1.7%	30.4%	97.5%	1.2%
Trade and other receivables	35,182	2,386	176	367	38,111
Loss allowance	16	39	54	358	467

(1)	The expected credit loss rate is calculated based on the historical loss rate for trade receivables and other receivables of one year.

Movement in Allowance for Doubtful Accounts Attributable to Trade and Other Receivables

Below is the movement in the allowance for doubtful accounts and the loss allowance attributable to trade and other receivables. The balances for the trade and other receivables over six months past due are aggregated as the balance of these assets are not significant.

(In millions of yen)

Provisions
Allowance for doubtful accounts balance at January 1, 2017	1,077
Provision for the year	83
Reversal	(515)
Utilized	(204)
Acquisition of subsidiary	44
Translation	7

Allowance for doubtful accounts balance at December 31, 2017 (IAS 39)	492

Loss allowance balance at January 1, 2018 (IFRS 9)(1)	492
Provision for the year	304
Reversal	(60)
Utilized	(171)
Deconsolidation	(102)
Translation	4

Loss allowance balance at December 31, 2018	467

(1)	Loss allowance and retained earnings as of January 1, 2018 were not affected by adopting IFRS 9.

Summary of Capital Management
(In millions of yen)

	December 31, 2017	December 31, 2018
Short-term borrowings	22,224	23,000
Corporate bonds	—	142,132
Total	22,224	165,132

Total shareholders’ equity	189,977	208,514

Liquidity risk [member]
Statement [Line Items]
Book Values of Financial Liabilities Based on Remaining Maturities

The book values of financial liabilities based on the remaining maturities as of December 31, 2017 and 2018 are as follows. The amounts below include estimated interest from financial liabilities scheduled to be paid.

					(In millions of yen)

	December 31, 2017
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	28,810	28,810	28,810	—	—
Short-term borrowings(1)	22,224	22,341	22,341	—	—
Deposits received	5,730	5,730	5,730	—	—
Office security deposits received under sublease agreement	23	23	—	23	—
Put option liabilities	486	486	—	486	—

Total	57,273	57,390	56,881	509	—

					(In millions of yen)

	December 31, 2018
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	35,210	35,210	34,985	225	—
Short-term borrowings(1)	23,000	23,019	23,019	—	—
Deposits received	13,653	13,653	13,653	—	—
Corporate bonds	142,132	146,320	—	73,160	73,160
Office security deposits received under sublease agreement	16	16	—	16	—
Put option liabilities	296	296	16	280	—

Total	214,307	218,514	71,673	73,681	73,160

Line of Credit
(1)	The Group had lines of credit with four banks for the years ended December 31, 2017 and 2018. The lines of credit available and the lines of credit used are as follows:

		(In millions of yen)

	December 31, 2017	December 31, 2018
Lines of credit available	22,712	23,680
Lines of credit used	22,000	23,000

Remaining lines of credit available	712	680

Currency risk [member]
Statement [Line Items]
Exposure to Market Risks

The book values of major assets and liabilities denominated in currencies other than the functional currency as of December 31, 2017 and 2018 are as follows:

				(In millions)

	December 31, 2017
	Currency	Amount	Exchange rate	Yen equivalent
Assets:
Cash and cash equivalents	KRW	7,312	0.11	770
	USD	101	112.88	11,364
	EUR	2	134.78	213
	JPY	258	1.00	258
Trade receivables	USD	12	112.88	1,336
	THB	188	3.45	649
Other receivables	USD	5	112.88	611
Time deposits	KRW	6,100	0.11	643
	USD	10	112.88	1,131
Office security deposits	KRW	5,655	0.11	596
Available-for-sale financial assets	USD	35	112.88	3,949

	(In millions)
	December 31, 2018
	Currency	Amount	Exchange rate	Yen equivalent
Assets:
Cash and cash equivalents	KRW	15,539	0.10	1,534
	USD	109	110.36	11,985
	JPY	337	1.00	337
Trade receivables	KRW	2,362	0.10	233
	USD	12	110.36	1,378
	THB	72	3.39	245
Financial instruments at amortized cost
Time deposit	KRW	7,100	0.10	701
Short-term loans	USD	11	110.36	1,260
Guarantee deposit	KRW	8,628	0.10	852
Office security deposits	KRW	7,250	0.10	716
Financial assets at fair value through profit or loss	USD	23	110.36	2,491
	TWD	88	3.61	319

	(In millions)
	December 31, 2017
	Currency	Amount	Exchange rate	Yen equivalent
Liabilities:
Trade and other payables	KRW	(20,456)	0.11	(2,155)
	USD	(10)	112.88	(1,166)
	THB	(97)	3.45	(334)
Put option liabilities	KRW	(2,114)	0.11	(223)

	(In millions)
	December 31, 2018
	Currency	Amount	Exchange rate	Yen equivalent
Liabilities:
Trade and other payables	KRW	(44,026)	0.10	(4,345)
	USD	(11)	110.36	(1,229)
	TWD	(125)	3.61	(451)
	JPY	(256)	1.00	(256)
Put option liabilities	KRW	(2,296)	0.10	(227)

Sensitivity Analysis for Each Type of Market Risk

The effects on profit or loss before tax from continuing operations and shareholders’ equity as a result of exchange rate fluctuations as of December 31, 2017 and 2018, are as follows:

			(In millions of yen)

	December 31, 2017
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
EUR	11	(10)	8	(8)
KRW	(18)	18	(13)	12
USD	861	(820)	603	(574)
THB	16	(15)	11	(10)
JPY	13	(12)	10	(10)

			(In millions of yen)

	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
KRW	(14)	13	(27)	26
USD	584	(556)	794	(756)
THB	8	(8)	12	(12)
TWD	(6)	5	(7)	6
JPY	3	(3)	4	(4)

The tables above demonstrate the sensitivity to a change in EUR, KRW, USD, THB, TWD and JPY assuming all other variables are constant.

Interest rate risk [member]
Statement [Line Items]
Exposure to Market Risks

Interest bearing financial assets and liabilities as of December 31, 2017 and 2018 are as follows:

			(In millions of yen)

	December 31, 2017		December 31, 2018
	Fixed rate	Variable rate	Fixed rate	Variable rate
Financial assets
Japanese government bonds	280	—	280	—
Time deposits	12,002	—	11,507	—
Loan receivables	116	—	110	—
Corporate bonds and other debt instruments	8,835	—	18,005	—

Total financial assets	21,233	—	29,902	—

Financial liabilities
Short-term borrowings	43	22,042	—	23,000

Total financial liabilities	43	22,042	—	23,000

Sensitivity Analysis for Each Type of Market Risk

Potential effects on shareholders’ equity and profit or loss for one year from the reporting date as a result of a change in the interest rate are as follows.

				(In millions of yen)
	December 31, 2017
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(75)	13	(110)	19

				(In millions of yen)
	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(79)	16	(115)	23

				(In millions of yen)
	December 31, 2018
	Shareholders’ equity		Other comprehensive income/(loss)
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Debt instruments	(145)	86	(212)	125